13. STOCK-BASED COMPENSATION (Details 2) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, beginning	4,369,527	4,655,384	4,318,084
Options Exercised	(122,877)	(603,299)	(3,072)
Options Granted	10,000	619,016	628,400
Options Forfeited	(275,979)	(301,574)	(288,028)
Options Outstanding, Ending	3,980,671	4,369,527	4,655,384
Weighted Average Exercise Price, Beginning	¥ 9.89	¥ 8.87	¥ 8.52
Weighted Average Exercise Price, Options Exercised	12.53	7.20	7.25
Weighted Average Exercise Price, Options Granted	12.50	16.90	13.58
Weighted Average Exercise Price, Options Forfeited	15.24	13.94	13.92
Weighted Average Exercise Price, Ending	¥ 9.44	¥ 9.89	¥ 8.87
Weighted Average Remaining Life (Years)	3 years 6 months 4 days	4 years 10 months 6 days	5 years 2 months 1 day
Aggregate Intrinsic Value, Beginning	¥ 54,984	¥ 28,548	¥ 21,779
Aggregate Intrinsic Value, Ending	¥ 24,252	¥ 54,984	¥ 28,548